Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2024	4,153,428	9,293	24,661	4,187,382
Acquisitions	219,322	—	1,435	220,757
Impairment reversal	—	—	—	—
Disposals	(434)	—	(484)	(918)
Other	2,941	—	—	2,941
Transfer	(1,245)	—	—	(1,245)
Transfer from property plant and equipment	16	—	—	16
Translation differences and inflation adjustment	1,028,272	(505)	(1,769)	1,025,998
Balances at December 31, 2024	5,402,300	8,788	23,843	5,434,931
Balances at January 1, 2023	4,749,233	9,003	22,658	4,780,894
Acquisitions	150,616	—	1,221	151,837
Impairment reversal (*)	102,838	—	—	102,838
Disposals (**)	(139,218)	—	(88)	(139,306)
Other	236	—	—	236
Transfer	(2,000)	—	—	(2,000)
Transfer from property plant and equipment	1,156	—	—	1,156
Translation differences and inflation adjustment	(709,433)	290	870	(708,273)
Balances at December 31, 2023	4,153,428	9,293	24,661	4,187,382
Depreciation
Accumulated at January 1, 2024	1,645,013	—	21,404	1,666,417
Depreciation of the year	188,465	—	822	189,287
Disposals	(31)	—	(284)	(315)
Transfer from property plant and equipment	5	—	—	5
Translation differences and inflation adjustment	425,542	—	(1,453)	424,089
Accumulated at December 31, 2024	2,258,994	—	20,489	2,279,483
Accumulated at January 1, 2023	1,800,871	—	20,021	1,820,892
Depreciation of the year	138,620	—	650	139,270
Disposals (**)	(13,554)	—	(17)	(13,571)
Translation differences and inflation adjustment	(280,924)	—	750	(280,174)
Accumulated at December 31, 2023	1,645,013	—	21,404	1,666,417
Net balances at December 31, 2024	3,143,306	8,788	3,354	3,155,448
Net balances at December 31, 2023	2,508,415	9,293	3,257	2,520,965

(*) Mainly includes a reversal of impairment of intangible assets recognized in previous periods due to the compensation received by ICASGA as part of the re-bidding process detailed in Note 26.b, for an amount of USD 103.8 million.

(**) Mainly includes the disposal of the intangible assets regarding ICASGA’s concession, see Note 26.b.

Due to the good performance witnessed during 2024 across all countries, the Group has not identified impairment indicators except in the Brazilian segment due to the losses from its operations.

Therefore, the Group performed the impairment test of the Brazilian CGU (covering concession assets with a carrying value of USD 509.2 million as of December 31, 2024) based on the discounted cash flow model covering the remaining concession period (value in use), considering significant assumptions that required management judgment related to passenger growth rates and discount rate, combined with historical data.

12       Intangible assets, net (Cont.)

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs of a subsidiary or group of subsidiaries that are expected to benefit from such business combination. As of December 31, 2024 and 2023, the recoverable amount of aforementioned CGU’s exceeded their respective carrying amount.